Borrowings (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended		10 Months Ended
	Mar. 31, 2019	Apr. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Oct. 26, 2010	Dec. 31, 2018
Debt Instrument [Line Items]
Amount drawn down			$ 98,201	$ 70,392
Outstanding Amount			$ 1,198,030			$ 1,216,400
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage			106.094%
Outstanding Amount			$ 670,000			670,000
Existing 2021 Notes
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			Nov. 13, 2013
Debt instrument face amount			$ 610,000
Fixed rate			8.125%
Maturity date			Nov. 15, 2021
Additional 2021 Notes
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			Nov. 13, 2013
Debt instrument face amount			$ 60,000
Debt instrument, Original issue price percentage			103.25%
Redemption upon the occurence of certain change of control events | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage			101.00%
Subsidiaries | Navios Acquistion
Debt Instrument [Line Items]
Ownreship percentage			100.00%
Eurobank Ergasias S.A. $52,200
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			Oct. 26, 2010
Line of credit facility maximum borrowing capacity			$ 52,200
Amount drawn down					$ 51,600
Outstanding Amount			$ 0			32,841
Number of loan tranches			2
Vessels financed			Two LR1 Product tankers
Interest rate description			LIBOR plus 275 bps
Loan margin percentage			2.75%
Repayments of Lines of Credit	$ 32,159
Eurobank Ergasias S.A. $52,200 | Tranche A
Debt Instrument [Line Items]
Amount of each tranche			$ 26,100
Repayment installments			32
Repayment frequency			quarterly
Repayment amount			$ 345
Balloon payment on the last repayment date			15,060
Eurobank Ergasias S.A. $52,200 | Tranche B
Debt Instrument [Line Items]
Amount of each tranche			$ 25,500
Repayment installments			32
Repayment frequency			quarterly
Repayment amount			$ 337
Balloon payment on the last repayment date			$ 14,716
BNP Paribas S.A. and DVB Bank S.E.
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			Apr. 08, 2010
Line of credit facility maximum borrowing capacity			$ 75,000
Outstanding Amount			$ 0			51,750
Number of loan tranches			3
Vessels financed			Three product tankers
Amount of each tranche			$ 25,000
Repayment installments			12
Repayment frequency			semi-annual
Repayment amount			$ 750
Balloon payment on the last repayment date			$ 16,000
Interest rate description			LIBOR plus 250 bps
Loan margin percentage			2.50%
Repayments of Lines of Credit		$ 50,250
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			Dec. 29, 2011
Line of credit facility maximum borrowing capacity			$ 28,125
Outstanding Amount			$ 0			$ 22,266
Vessels financed			One MR2 product tanker
Repayment installments			32
Repayment frequency			quarterly
Repayment amount			$ 391
Balloon payment on the last repayment date			$ 15,625
Interest rate description			LIBOR plus 300 bps
Loan margin percentage			3.00%
Repayments of Lines of Credit			$ 21,875